Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 – RELATED PARTIES

A.	Transactions and balances with related parties

	Three months ended March 31
	2020	2019

General and administrative expenses:
Directors compensation	17	-

Financing:
Financing expense	8	7
Financing income	80	-

B.	Balances with related parties:

	As of March 31,
	2020	2019

Other current assets	-	23
Stockholders loans	262	915
Convertible loans	415	-

NOTE 3 – RELATED PARTY TRANSACTIONS

During 2018, a stockholder of the Company advanced $98,349 to the Company. During 2019, a stockholder of the Company advanced $53,754 to the Company. The advances bear no interest or maturity. The balance due to the stockholder is $200,111, as of December 31, 2019 (see Note 7A below).

During the year ended December 31, 2019, the Company accrued pay in the amount of $7,500 to its Chief Executive Officer and Chairman of the Board for his services during the year ended December 31, 2019. The total accounts payable of the Company to its Chief Executive Officer and Chairman of the Board for his services in 2018 and 2019 is $32,500 as of December 31, 2019. The account payable was compromised and converted to shares of the Company post-Share Exchange in conjunction with the Share Exchange. See Note 7 B. - Subsequent Events.